Discontinued Operations - Cash Flow from Discontinued Operation (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash Flows From Discontinued Operations [Abstract]
Cash From Operating Activities	$ 36	$ 448
Cash From Investing Activities	404	2,993
Net Cash Flow	$ 440	$ 3,441